UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2001

Check here if Amendment [  ] Amendment Number:

This Amendment:   [  ] is a restatement
                  [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:                Devon Energy Corporation
Address:             20 North Broadway, Suite 1500
                     Oklahoma City, OK 73102-8260

Form 13F File Number:               028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Janice A. Dobbs
Title:                  Corporate Secretary
Phone:                  (405) 552-7844

Signature, Place, and Date of Signing:


/s/ Janice A. Dobbs           Oklahoma City, OK           October 15, 2001
-------------------           -----------------           ----------------
Signature                      City, State                      Date

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included Managers           0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $601,083,358

List of Other Included Managers:            NONE

                           FORM 13F INFORMATION TABLE
------------- ----------- ---------- --------- --------------------- ---------- --------- -----------------------
COLUMN 1      COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7  COLUMN 8
--------      --------    --------   --------  --------              --------   --------  --------
                                                                                          VOTING AUTHORITY
------------- ----------- ---------- --------- --------------------- ---------- --------- -----------------------
NAME OF       TITLE OF    CUSIP      VALUE     SHRS/     SH/  PUT/   INVSTMT    OTHER     SOLE    SHARED   NONE
ISSUER        CLASS                  (X$1000)  PRN AMT   PRN  CALL   DISCRETN   MANAGERS
------------- ----------- ---------- --------- --------- ---- ------ ---------- --------- ------- -------- ------
Chevron
Corporation   Common      166751107  601,083   7092429   SH          SOLE